February 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:            Office of Filings, Information & Consumer Service

Re:	Highland Funds I (formerly “Pyxis Funds I”) (“Trust”) (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

This filing is for the purpose of submitting exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated November 1, 2012 as amended February 8, 2013 for the Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on February 8, 2013 (Accession No. 0001193125-13-046761).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes Vice President and Managing Counsel

cc:	E. Powell